NOTE 10- DERIVATIVE LIABILITY - Schedule of Change in Fair Value of Derivative Liability Included in Income Statement (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Note 10 Derivative Liabilities
Unrealized Gain (Loss) on Derivatives			$ 943,833
[custom:RevaluationOfDerivativeLiabilities]	196,307		1,706,536	317,080
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss)	$ 196,307		$ 2,650,369	$ 317,080